STOCK COMPENSATION PLAN - Summary of Stock Options (Detail) - Share-Based Payment Arrangement, Option [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Forfeited / Terminated		(5,425)
Branded Online Inc dba Nogin [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	42,546	47,971
Granted	87,323
Exercised	(9,957)
Forfeited / Terminated	(46,171)
Ending balance	73,741	42,546